Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Balance Sheets	As of September 30, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
	As of September 30,
	2023	2022
ASSETS
Cash	$9,248	$28,917
Short-term investments	13,219,005	13,148,594
Total current assets	13,228,253	13,177,511

Non-current assets
Investment in subsidiaries	$26,304,448	$33,264,812

Total assets	$39,532,701	$46,442,323

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 150,000,000 shares authorized, 3,625,000 shares issued and outstanding as of September 30, 2023 and 2022 *	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	12,598,839	18,761,900
Accumulated other comprehensive income	(2,413,266)	(1,666,705)
Total shareholders’ equity	39,532,701	46,442,323

Total liabilities and shareholders’ equity	$39,532,701	$46,442,323
*	Retrospectively restated for effect of 6-for-1 shares consolidation.

Schedule of Parent Company Statements of Income and Comprehensive Income	PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the Years Ended September 30,
	2023	2022	2021
Operating costs and expenses:
General and administrative expenses	$(134,141)	$(384,214)	$(1,177,869)

Other income (expenses):
Income (loss) from short-term investments	38,530	(470,477)	239,549
Other expenses	(730)	(420)	(60,751)

Equity in earnings of subsidiaries	(6,066,720)	(7,881,455)	12,319,023

Net (loss) income	(6,163,061)	(8,736,566)	11,319,952
Foreign currency translation adjustments	(746,561)	(3,755,464)	1,193,369
Comprehensive (loss) income attributable to the Company	$(6,909,622)	$(12,492,030)	$12,513,321

Schedule of Parent Company Statements of Cash Flows	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(6,163,061)	$(8,736,566)	$11,319,952
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	6,066,720	7,881,455	(12,319,027)
Short-term investment income	(38,530)	470,477
Net cash used in operating activities	(134,871)	(384,634)	(999,075)

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments	-	-	(15,330,660)
Redemption of short-term investments	-	-	1,801,927
Net cash used in investing activities	-	-	(13,528,733)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	-	-	25,957,457
Cash lent to subsidiaries	-	-	(11,358,764)
Cash repayment from subsidiaries	115,133	303,746	-
Net cash provided by financing activities	115,133	303,746	14,598,693

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	69	(588)	39,508

CHANGES IN CASH	(19,669)	(81,476)	110,393

CASH, beginning of year	28,917	110,393	-

CASH, end of year	$9,248	$28,917	$110,393